Commitments	12 Months Ended
Jun. 30, 2023
Commitments [Abstract]
Commitments

Note 31. Commitments

(i)
Research projects and license commitments

The Group has entered into research and development contracts and intellectual property license agreements with various third parties in respect of services for the Phase 3 wet AMD clinical trial and the clinical grade manufacture of OPT‑302. Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2023	2022	2021
	US$	US$	US$
Within one year	12,632,801	39,947,900	26,377,778
After one year but not more than five years	12,302,260	8,007,202	2,347,060
After more than five years	30,000	45,000	—
	24,965,061	48,000,102	28,724,838

Currently, the biggest research contract has a 60 day termination clause and all commitments have been limited to a six month commitment.

(ii)
Commercial commitments

	2023	2022	2021
	US$	US$	US$
Within one year	47,415	507,874	—
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	47,415	507,874	—

Currently, the biggest contract has a 60 day termination clause and all commitments have been limited to a twelve month commitment.